SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Business
Clear Channel Outdoor Holdings, Inc. (the “Company”) is an outdoor advertising company which owns or operates advertising display faces domestically and internationally.   On November 11, 2005, the Company became a publicly traded company through an initial public offering (“IPO”), in which 10%, or 35.0 million shares, of the Company’s Class A common stock was sold.  Prior to the IPO, the Company was an indirect wholly-owned subsidiary of iHeartCommunications, Inc. (“iHeartCommunications”), a diversified media and entertainment company.  As of December 31, 2017, iHeartCommunications indirectly holds all of the 315.0 million shares of Class B common stock outstanding and 10,726,917 shares of Class A common stock, collectively representing 89.5% of the shares outstanding and approximately 99% of the voting power.   The holders of Class A common stock and Class B common stock have identical rights, except holders of Class A common stock are entitled to one vote per share while holders of Class B common stock are entitled to 20 votes per share.   The Class B shares of common stock are convertible, at the option of the holder at any time or upon any transfer, into shares of Class A common stock on a one-for-one basis, subject to certain limited exceptions.
The Company operates in the outdoor advertising industry by selling advertising on billboards, street furniture displays, transit displays and other advertising displays.  The Company has two reportable business segments: Americas and International.  The Americas segment primarily includes operations in the United States and Latin America; the International segment primarily includes operations in Europe and Asia.
During the first quarter of 2018, the Company reevaluated its segment reporting and determined that its Latin America operations should be managed by its International outdoor leadership team. As such, beginning January 1, 2018, our Latin American operations will be included in our International outdoor segment. Accordingly, the Company has recast the corresponding segment disclosures for prior periods to include Latin America within the International segment.
Agreements with iHeartCommunications
There are several agreements which govern the Company’s relationship with iHeartCommunications including the Master Agreement, Corporate Services Agreement, Employee Matters Agreement, Tax Matters Agreement and Trademark and License Agreement.  iHeartCommunications has the right to terminate these agreements in various circumstances.  As of the date of the filing of this report, no notice of termination of any of these agreements has been received from iHeartCommunications.
On March 14, 2018, iHeartMedia, iHeartCommunications and certain of iHeartMedia's direct and indirect domestic subsidiaries, not including the Company or any of its subsidiaries (collectively, the "Debtors"), filed voluntary petitions for relief (the "iHeart Chapter 11 Cases") under Chapter 11 of the United States Bankruptcy Code, in the United States Bankruptcy Court for the Southern District of Texas, Houston Division (the "Bankruptcy Court"). The Company and its direct and indirect subsidiaries did not file Chapter 11 cases.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates, judgments, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes including, but not limited to, legal, tax and insurance accruals. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries.  Also included in the consolidated financial statements are entities for which the Company has a controlling financial interest or is the primary beneficiary.  Investments in companies in which the Company owns 20 percent to 50 percent of the voting common stock or otherwise exercises significant influence over operating and financial policies of the Company are accounted for using the equity method of accounting.  All significant intercompany accounts have been eliminated in consolidation.
Certain prior period amounts have been reclassified to conform to the 2018 presentation.
Corrections to Prior Periods
During the three months ended June 30, 2018, the Company identified misstatements associated with VAT obligations in its International segment, which resulted in an understatement of the Company's VAT obligation. Based on an analysis of the quantitative and qualitative factors in accordance with SEC Staff Bulletins ("SAB") 99, Materiality, SAB 108, Considering the Effects of Prior year Misstatements when Quantifying Misstatements in the Current Year Financial Statements and Accounting Standards Codification 250, Accounting Changes and Error Corrections, the Company concluded that these misstatements were immaterial, individually and in the aggregate, to any of the Company's prior quarterly and annual financial statements previously filed in the Company's Quarterly Reports on Form 10-Q and Annual Reports on Form 10-K. As a result, amendment of such reports is not required. While the Company concluded that the misstatements were immaterial to each of the prior reporting periods affected, the Company further concluded that correcting the errors cumulatively would materially misstate the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2017. Accordingly, the Company is correcting the VAT misstatements, as well as other previously identified immaterial errors, by revising the Consolidated Balance Sheet as of December 31, 2017 and 2016 and the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015 and for the three months ended March 31, 2018.
A summary of the effect of the corrections on the Consolidated Balance Sheet as of December 31, 2017 and 2016 is as follows:

	December 31, 2017
(In thousands)	As Reported	Correction	Revised
Deferred tax liability	318,107	3,335	321,442
Other long-term liabilities	270,415	13,554	283,969
Accumulated deficit	(4,765,514)	(15,731)	(4,781,245)
Accumulated other comprehensive loss	(338,936)	(1,158)	(340,094)
Total Stockholders' Deficit	(1,841,405)	(16,889)	(1,858,294)

	December 31, 2016
(In thousands)	As Reported	Correction	Revised
Cash and cash equivalents	$541,995	$(10,458)	$531,537
Current assets	1,341,435	(10,458)	1,330,977
Total Assets	5,718,828	(10,458)	5,708,370
Deferred tax liability	638,705	3,308	642,013
Other long-term liabilities	259,311	2,620	261,931
Noncontrolling interest	149,886	(5,712)	144,174
Accumulated deficit	(4,125,798)	(11,099)	(4,136,897)
Accumulated other comprehensive loss	(386,658)	425	(386,233)
Total Stockholders' Deficit	(930,926)	(16,386)	(947,312)
Total Liabilities and Stockholders’ Deficit	5,718,828	(10,458)	5,708,370

A summary of the effect of the corrections on the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Year Ended December 31, 2017
(In thousands)	As Reported	Correction	Revised
Revenue	$2,591,265	$(2,563)	$2,588,702
Direct operating expenses (excludes depreciation and amortization)	1,402,765	7,002	1,409,767
Selling, general and administrative expenses (excludes depreciation and amortization)	508,637	(9,424)	499,213
Operating income	232,426	(141)	232,285
Interest expense	381,149	(1,448)	379,701
Loss before income taxes	(907,735)	1,307	(906,428)
Consolidated net loss	(627,517)	1,307	(626,210)
Less amount attributable to noncontrolling interest	12,199	5,939	18,138
Net loss attributable to the Company	(639,716)	(4,632)	(644,348)
Foreign currency translation adjustments	45,151	(1,810)	43,341
Other comprehensive income	56,898	(1,810)	55,088
Comprehensive loss	(582,818)	(6,442)	(589,260)
Less amount attributable to noncontrolling interest	9,176	(227)	8,949
Comprehensive loss attributable to the Company	(591,994)	(6,215)	(598,209)
Basic loss per share	(1.77)	(0.01)	(1.78)
Diluted loss per share	(1.77)	(0.01)	(1.78)

	Year Ended December 31, 2016
(In thousands)	As Reported	Correction	Revised
Revenue	$2,688,884	$(9,062)	$2,679,822
Direct operating expenses (excludes depreciation and amortization)	1,422,058	(3,739)	1,418,319
Selling, general and administrative expenses (excludes depreciation and amortization)	515,202	219	515,421
Operating income	637,478	(5,542)	631,936
Interest expense	374,892	137	375,029
Income before income taxes	241,055	(5,679)	235,376
Consolidated net income	164,399	(6,522)	157,877
Less amount attributable to noncontrolling interest	23,002	(195)	22,807
Net income attributable to the Company	141,397	(6,327)	135,070
Foreign currency translation adjustments	22,408	949	23,357
Other comprehensive income	56,748	949	57,697
Comprehensive income	198,145	(5,378)	192,767
Less amount attributable to noncontrolling interest	(8,427)	389	(8,038)
Comprehensive income attributable to the Company	206,572	(5,767)	200,805
Basic income per share	0.39	(0.02)	0.37
Diluted income per share	0.39	(0.02)	0.37

	Year Ended December 31, 2015
(In thousands)	As Reported	Correction	Revised
Direct operating expenses (excludes depreciation and amortization)	$1,494,902	$(9,067)	$1,485,835
Selling, general and administrative expenses (excludes depreciation and amortization)	531,504	(3,683)	527,821
Operating income	260,858	12,750	273,608
Interest expense	355,669	248	355,917
Loss before income taxes	(21,274)	12,502	(8,772)
Consolidated net loss	(71,217)	12,502	(58,715)
Less amount attributable to noncontrolling interest	24,764	(135)	24,629
Net loss attributable to the Company	(95,981)	12,637	(83,344)
Foreign currency translation adjustments	(112,729)	(53)	(112,782)
Other comprehensive loss	(121,634)	(53)	(121,687)
Comprehensive loss	(217,615)	12,584	(205,031)
Less amount attributable to noncontrolling interest	(11,154)	269	(10,885)
Comprehensive loss attributable to the Company	(206,461)	12,315	(194,146)
Basic loss per share	(0.27)	0.04	(0.23)
Diluted loss per share	(0.27)	0.04	(0.23)

Cash and Cash Equivalents
Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Accounts Receivable
Accounts receivable are recorded when the Company has an unconditional right to payment, either because it has satisfied a performance obligation prior to receiving payment from the customer or has a non-cancelable contract that has been billed in advance in accordance with the Company’s normal billing terms.
Accounts receivable are recorded at the invoiced amount, net of allowances for doubtful accounts. The Company evaluates the collectability of its accounts receivable based on a combination of factors. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, it records a specific reserve to reduce the amounts recorded to what it believes will be collected. For all other customers, it recognizes reserves for bad debt based on historical experience of bad debts as a percent of accounts receivable for each business unit, adjusted for relative improvements or deteriorations in the agings and changes in current economic conditions. The Company believes its concentration of credit risk is limited due to the large number and the geographic diversification of its customers.
Business Combinations
The Company accounts for its business combinations under the acquisition method of accounting. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill.  Determining the fair value of assets acquired and liabilities assumed requires management's judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items.  Various acquisition agreements may include contingent purchase consideration based on performance requirements of the investee.  The Company accounts for these payments in conformity with the provisions of ASC 805-20-30, which establish the requirements related to recognition of certain assets and liabilities arising from contingencies.
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method at rates that, in the opinion of management, are adequate to allocate the cost of such assets over their estimated useful lives, which are as follows:
Buildings and improvements — 10 to 39 years
Structures — 3 to 20 years
Furniture and other equipment — 2 to 20 years
Leasehold improvements — shorter of economic life or lease term assuming renewal periods, if appropriate
For assets associated with a lease or contract, the assets are depreciated at the shorter of the economic life or the lease or contract term, assuming renewal periods, if appropriate.   Expenditures for maintenance and repairs are charged to operations as incurred, whereas expenditures for renewal and betterments are capitalized.
The Company tests for possible impairment of property, plant and equipment whenever events and circumstances indicate that depreciable assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets.  When specific assets are determined to be unrecoverable, the cost basis of the asset is reduced to reflect the current fair market value.
Assets and businesses are classified as held for sale if their carrying amount will be recovered or settled principally through a sale transaction rather than through continuing use. The asset or business must be available for immediate sale and the sale must be highly probable within one year.
Land Leases and Other Structure Leases
Most of the Company’s advertising structures are located on leased land. Americas land leases are typically paid in advance for periods ranging from one to 12 months. International land leases are paid both in advance and in arrears, for periods ranging up to 12 months. Most international street furniture display faces are operated through contracts with municipalities for up to 15 years. The leased land and street furniture contracts often include a percent of revenue to be paid along with a base rent payment. Prepaid land leases are recorded as an asset and expensed ratably over the related rental term and rent payments in arrears are recorded as an accrued liability.
Intangible Assets
The Company’s indefinite-lived intangible assets include billboard permits in its Americas segment. The Company’s indefinite-lived intangible assets are not subject to amortization, but are tested for impairment at least annually. The Company tests for possible impairment of indefinite-lived intangible assets whenever events or changes in circumstances, such as a significant reduction in operating cash flow or a dramatic change in the manner for which the asset is intended to be used indicate that the carrying amount of the asset may not be recoverable.
The Company performs its annual impairment test for its permits using a direct valuation technique as prescribed in ASC 805-20-S99. The Company engages a third party valuation firm, to assist the Company in the development of these assumptions and the Company’s determination of the fair value of its permits.
Other intangible assets include definite-lived intangible assets and permanent easements. The Company’s definite-lived intangible assets include primarily transit and street furniture contracts, site leases and other contractual rights, all of which are amortized over the shorter of either the respective lives of the agreements or over the period of time the assets are expected to contribute directly or indirectly to the Company’s future cash flows. The Company periodically reviews the appropriateness of the amortization periods related to its definite-lived intangible assets. These assets are recorded at cost. Permanent easements are indefinite-lived intangible assets which include certain rights to use real property not owned by the Company.
The Company tests for possible impairment of other intangible assets whenever events and circumstances indicate that they might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. When specific assets are determined to be unrecoverable, the cost basis of the asset is reduced to reflect the current fair market value.
Goodwill
The Company performs its annual impairment test on July 1 of each year. The Company uses a discounted cash flow model to determine if the carrying value of the reporting unit, including goodwill, is less than the fair value of the reporting unit. The Company identified its reporting units in accordance with ASC 350-20-55. The Company’s U.S. outdoor advertising markets are aggregated into a single reporting unit for purposes of the goodwill impairment test.  The Company also determined that within its Americas segment and its International outdoor segment each country constitutes a separate reporting unit.  The Company had impairment of goodwill of $1.6 million and $7.3 million for 2017 and 2016, respectively. The Company had no impairment of goodwill for 2015.
Nonconsolidated Affiliates
In general, investments in which the Company owns 20 percent to 50 percent of the common stock or otherwise exercises significant influence over the investee are accounted for under the equity method.   The Company does not recognize gains or losses upon the issuance of securities by any of its equity method investees.   The Company reviews the value of equity method investments and records impairment charges in the statement of operations as a component of “Equity in loss of nonconsolidated affiliates” for any decline in value that is determined to be other-than-temporary.
Other Investments
Other investments are composed primarily of equity securities.  Securities for which fair value is determinable are classified as available-for-sale or trading and are carried at fair value based on quoted market prices.  Securities are carried at historical cost when quoted market prices are unavailable.  The net unrealized gains or losses on the available-for-sale securities, net of tax, are reported in accumulated other comprehensive loss as a component of stockholders’ deficit.
The Company periodically assesses the value of available-for-sale and non-marketable securities and records impairment charges in the statement of comprehensive income (loss) for any decline in value that is determined to be other-than-temporary.  The average cost method is used to compute the realized gains and losses on sales of equity securities. Based on these assessments, the Company recognized an impairment of $1.0 million during the year ended December 31, 2017, which was recorded in “Other income (expense), net,” and no impairments during the years ended December 31, 2016 and 2015.
Financial Instruments
Due to their short maturity, the carrying amounts of accounts and notes receivable, accounts payable, accrued liabilities and short-term borrowings approximated their fair values at December 31, 2017 and 2016.
Asset Retirement Obligation
ASC 410-20 requires the Company to estimate its obligation upon the termination or non-renewal of a lease to dismantle and remove its advertising structures from the leased land and to reclaim the site to its original condition. The Company’s asset retirement obligation is reported in “Other long-term liabilities.” The Company records the present value of obligations associated with the retirement of its advertising structures in the period in which the obligation is incurred. When the liability is recorded, the cost is capitalized as part of the related advertising structures carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset.
Income Taxes
The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting bases and tax bases of assets and liabilities and are measured using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Deferred tax assets are reduced by valuation allowances if the Company believes it is more likely than not that some portion or the entire asset will not be realized. The Company has not provided U.S. federal income taxes for temporary differences with respect to investments in foreign subsidiaries, which at December 31, 2017, currently result in tax basis amounts greater than the financial reporting basis. It is not apparent that these unrecognized deferred tax assets will reverse in the foreseeable future. If any excess cash held by our foreign subsidiaries were needed to fund operations in the U.S., we could presently repatriate available funds without a requirement to accrue or pay U.S. taxes as a result of significant deficits, as calculated for tax law purposes, in our foreign earnings and profits, which gives us flexibility to make future cash distributions as non-taxable returns of capital. Additionally, as a result of U.S. tax reform, future dividend distributions from our international subsidiaries are exempt from U.S. federal income tax beginning January 1, 2018. We regularly review our tax liabilities on amounts that may be distributed in future periods and provide for foreign withholding and other current and deferred taxes on any such amounts.
The operations of the Company are included in a consolidated U.S. federal income tax return filed by iHeartMedia. However, for financial reporting purposes, the Company’s provision for income taxes has been computed on the basis that the Company files separate consolidated U.S. federal income tax returns with its subsidiaries.
Revenue Recognition
The Company recognizes revenue when or as it satisfies a performance obligation by transferring a promised good or service to a customer. The Company generates revenue primarily from the sale of advertising space on printed and digital displays, including billboards, street furniture displays, transit displays and retail displays, which may be sold as individual units or as a network package. Revenue from these contracts, which typically cover periods of a few weeks to one year, is generally recognized ratably over the term of the contract as the advertisement is displayed. The Company also generates revenue from production and creative services, which are distinct from the advertising display services, and related revenue is recognized at the point in time the Company installs the advertising copy at the display site.
The Company recognizes revenue in amounts that reflect the consideration it expects to receive in exchange for transferring goods or services to customers, excluding sales taxes and other similar taxes collected on behalf of governmental authorities (the “transaction price”). When this consideration includes a variable amount, the Company estimates the amount of consideration it expects to receive and only recognizes revenue to the extent that it is probable it will not be reversed in a future reporting period. Because the transfer of promised goods and services to the customer is generally within a year of scheduled payment from the customer, the Company is not typically required to consider the effects of the time value of money when determining the transaction price. Advertising revenue is reported net of agency commissions.
Trade and barter transactions represent the exchange of display space for merchandise, services or other assets in the ordinary course of business. The transaction price for these contracts is measured at the estimated fair value of the non-cash consideration received unless this is not reasonably estimable, in which case the consideration is measured based on the standalone selling price of the display space promised to the customer. Revenue is recognized on trade and barter transactions when the advertisements are displayed, and expenses are recorded ratably over a period that estimates when the merchandise, services or other assets received are utilized. Trade and barter revenues and expenses from continuing operations are included in consolidated revenue and selling, general and administrative expenses, respectively. Trade and barter revenues and expenses from continuing operations were as follows:

(In millions)	Years Ended December 31,
	2017	2016	2015
Trade and barter revenues	$17.4	$12.5	$15.2
Trade and barter expenses	11.3	11.9	8.7

In order to appropriately identify the unit of accounting for revenue recognition, the Company determines which promised goods and services in a contract with a customer are distinct and are therefore separate performance obligations. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists. Certain of the Company’s contracts with customers include options for the customer to acquire additional goods or services for free or at a discount, and management judgment is required to determine whether these options are material rights that are separate performance obligations.
For revenue arrangements that contain multiple distinct goods or services, the Company allocates the transaction price to these performance obligations in proportion to their relative standalone selling prices. The Company has concluded that the contractual prices for the promised goods and services in its standard contracts generally approximate management’s best estimate of standalone selling price as the rates reflect various factors such as the size and characteristics of the target audience, market location and size, and recent market selling prices. However, where the Company provides customers with free or discounted services as part of contract negotiations, management uses judgment to determine how much of the transaction price to allocate to these performance obligations.
The Company receives payments from customers based on billing schedules that are established in its contracts, and deferred income is recorded when payment is received from a customer before the Company has satisfied the performance obligation or a non-cancelable contract has been billed in advance in accordance with the Company’s normal billing terms. Americas contracts are generally billed monthly in advance, and International includes a combination of advance billings and billings upon completion of service.
Contract Costs
Incremental costs of obtaining a contract primarily relate to sales commissions, which are included in selling, general and administrative expenses and are generally commensurate with sales. These costs are generally expensed when incurred because the period of benefit is one year or less.
Advertising Expense
The Company records advertising expense as it is incurred. Advertising expenses were $15.5 million, $19.3 million and $21.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Share-Based Compensation
Under the fair value recognition provisions of ASC 718-10, share-based compensation cost is measured at the grant date based on the fair value of the award. For awards that vest based on service conditions, this cost is recognized as expense on a straight-line basis over the vesting period. For awards that will vest based on market or performance conditions, this cost will be recognized when it becomes probable that the performance conditions will be satisfied. Determining the fair value of share-based awards at the grant date requires assumptions and judgments about expected volatility and forfeiture rates, among other factors.
Foreign Currency
Results of operations for foreign subsidiaries and foreign equity investees are translated into U.S. dollars using the average exchange rates during the year. The assets and liabilities of those subsidiaries and investees are translated into U.S. dollars using the exchange rates at the balance sheet date. The related translation adjustments are recorded in a separate component of stockholders’ equity (deficit), “Accumulated other comprehensive loss”. Foreign currency transaction gains and losses are included in operations.
New Accounting Pronouncements Recently Adopted
As of January 1, 2018, the Company adopted the new accounting standard, ASC 606, Revenue from Contracts with Customers. This standard provides guidance for the recognition, measurement and disclosure of revenue from contracts with customers and supersedes previous revenue recognition guidance under U.S. GAAP. The Company has applied this standard using the full retrospective method and concluded that its adoption did not have a material impact on the Company’s Consolidated Balance Sheets, Consolidated Statements of Comprehensive Income (Loss), Consolidated Statements of Changes in Stockholders’ Deficit, or Consolidated Statements of Cash Flows for prior periods. As a result of adopting this new accounting standard, the Company has updated its significant accounting policies on accounts receivable, revenue recognition, and contract costs, as described herein. Please refer to Note 2, Revenues, for more information.
In November 2016, the FASB issued ASU 2016-18, Restricted Cash, which requires that restricted cash be presented with cash and cash equivalents in the statement of cash flows. Restricted cash is recorded in Other current assets and in Other assets in the Company's Consolidated Balance Sheets. The Company adopted ASU 2016-18 in the first quarter of 2018 using the retrospective transition method, and accordingly, revised prior period amounts as shown in the Company's Consolidated Statements of Cash Flows. The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts reported in the Consolidated Statement of Cash Flows:

(In thousands)	December 31, 2017	December 31, 2016
Cash and cash equivalents	$144,119	$531,537
Restricted cash included in:
Other current assets	26,096	680
Other assets	18,095	20,474
Total cash, cash equivalents and restricted cash in the Statement of Cash Flows	$188,310	$552,691

New Accounting Pronouncements Not Yet Adopted
During the first quarter of 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new leasing standard presents significant changes to the balance sheets of lessees. The most significant change to the standard includes the recognition of right-of-use assets and lease liabilities by lessees for those leases classified as operating leases. Lessor accounting also is updated to align with certain changes in the lessee model and the new revenue recognition standard which was adopted this year. The standard is effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2018. The standard is expected to have a material impact on our consolidated balance sheet, but is not expected to materially impact our consolidated statement of comprehensive loss or cash flows. The Company is continuing to evaluate the impact of the provisions of this new standard on its consolidated financial statements.
In July 2018, The FASB issued ASU No. 2018-11, Leases (Topic 842) - Targeted Improvements. The update provides an additional (optional) transition method to adopt the new lease standard, allowing entities to apply the new lease standard at the adoption date. The Company plans to adopt Topic 842 following this optional transition method. The update also provides lessors a practical expedient to allow them to not separate non-lease components from the associated lease component and instead to account for those components as a single component if certain criteria are met. The updated practical expedient for lessors will not have a material effect to the Company’s consolidated financial statements.
During the first quarter of 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350). This update eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Entities will record an impairment charge based on the excess of a reporting unit's carrying amount over its fair value. The standard is effective for annual and any interim impairment tests performed for periods beginning after December 15, 2019. The Company is currently evaluating the impact of the provisions of this new standard on its consolidated financial statements.
During the second quarter of 2017, the FASB issued ASU 2017-09, Compensation - Stock Compensation (Topic 718). This update mandates that entities will apply the modification accounting guidance if the value, vesting conditions or classification of a stock-based award changes. Entities will have to make all of the disclosures about modifications that are required today, in addition to disclosing that compensation expense hasn't changed. Additionally, the new guidance also clarifies that a modification to an award could be significant and therefore require disclosure, even if the modification accounting is not required. The guidance will be applied prospectively to awards modified on or after the adoption date and is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Company does not expect that the adoption of this guidance will have material effect on the Company's carve-out financial statements.